THE ARBITRAGE FUNDS

The Arbitrage Event-Driven Fund

Supplement dated March 26, 2018 to the Summary Prospectus

dated September 30, 2017

On or about March 31, 2018, Robert Ryon will no longer have a role as a portfolio manager for The Arbitrage Event-Driven Fund and will be replaced as a portfolio manager to the Fund by John Orrico, CFA.

At that time, the following hereby replaces the disclosure under the heading “Portfolio Managers” in the Summary Prospectus:

Portfolio Manager	Portfolio Manager Since
Roger Foltynowicz, CFA, CAIA	October 2010
Todd Munn	October 2010
Gregory Loprete	October 2010
Edward Chen	September 2013
John Orrico, CFA, President, CIO, Trustee of The Arbitrage Funds	March 2018

Please retain this supplement for future reference.

THE ARBITRAGE FUNDS

The Arbitrage Event-Driven Fund

Supplement dated March 26, 2018 to the Prospectus

dated September 30, 2017, as supplemented to date

On or about March 31, 2018, Robert Ryon will no longer have a role as a portfolio manager for The Arbitrage Event-Driven Fund and will be replaced as a portfolio manager to the Fund by John Orrico, CFA. At that time, all references to Mr. Ryon are hereby deleted from the Prospectus.

Accordingly, effective on or about March 31, 2018, the following replaces the disclosure under the heading “Portfolio Managers” in the section entitled, “SUMMARY SECTION” on page 33:

Portfolio Manager	Portfolio Manager Since
Roger Foltynowicz, CFA, CAIA	October 2010
Todd Munn	October 2010
Gregory Loprete	October 2010
Edward Chen	September 2013
John Orrico, CFA, President, CIO, Trustee of The Arbitrage Funds	March 2018

The following replaces the third paragraph of the disclosure under the heading “Portfolio Managers” in the section entitled “THE ADVISER” on page 65:

Edward Chen, Roger Foltynowicz, CFA, CAIA, Gregory Loprete, Todd Munn and John Orrico, CFA are portfolio managers for The Arbitrage Event-Driven Fund. They are all equally responsible for the day-to-day management of the portfolio of the Fund.

Please retain this supplement for future reference.